Financial risk management - D.5. Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	$ (6,804)	$ (7,744)
Lease liabilities	(1,016)	(1,167)
Cash and cash equivalents	1,039	895	[1],[2]	$ 875		$ 1,164
Financial assets pledged as collateral for liabilities or contingent liabilities	0	35
Net cash (debt) including derivatives related to debt	(6,814)	(7,961)
Trade payables (excluding accruals)	(17)	(38)
Put option liability	0	(290)	[2]
Trade receivables	379	405	[2]
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(6,875)	(7,744)
Lease liabilities	(1,016)	(1,167)
Cash and cash equivalents	1,039	895
Financial assets pledged as collateral for liabilities or contingent liabilities		35
Derivative financial instruments	(34)	20
Net cash (debt) including derivatives related to debt	(6,814)	(7,961)
Future interest commitments related to debt and financing	(1,877)	(1,524)
Future interest commitments related to leases	(531)	(704)
Trade payables (excluding accruals)	(689)	(624)
Other financial liabilities (including accruals)	(867)	(1,143)
Put option liability		(290)
Trade receivables	379	405
Other financial assets	303	408
Net financial liabilities	$ (10,095)	$ (11,431)
Liquidity risk | Commercial Banks
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	23.00%	41.00%
Liquidity risk | Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	64.00%	46.00%
Liquidity risk | Finance lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	13.00%	13.00%
Liquidity risk | Deferred Financing Costs Netting
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	$ 71
Liquidity risk | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(181)	(1,840)
Lease liabilities	(163)	(171)
Cash and cash equivalents	1,039	895
Financial assets pledged as collateral for liabilities or contingent liabilities		35
Derivative financial instruments	0	0
Net cash (debt) including derivatives related to debt	697	(1,082)
Future interest commitments related to debt and financing	(416)	(340)
Future interest commitments related to leases	(106)	(144)
Trade payables (excluding accruals)	(689)	(624)
Other financial liabilities (including accruals)	(867)	(1,143)
Put option liability		(290)
Trade receivables	379	405
Other financial assets	232	310
Net financial liabilities	(770)	(2,907)
Liquidity risk | Less than 1 year | Deferred Financing Costs Netting
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	1
Liquidity risk | 1 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(2,880)	(2,294)
Lease liabilities	(478)	(591)
Cash and cash equivalents	0	0
Financial assets pledged as collateral for liabilities or contingent liabilities		0
Derivative financial instruments	(34)	20
Net cash (debt) including derivatives related to debt	(3,370)	(2,865)
Future interest commitments related to debt and financing	(1,349)	(1,086)
Future interest commitments related to leases	(290)	(380)
Trade payables (excluding accruals)	0	0
Other financial liabilities (including accruals)	0	0
Put option liability		0
Trade receivables	0	0
Other financial assets	71	98
Net financial liabilities	(4,938)	(4,234)
Liquidity risk | 1 to 5 years | Deferred Financing Costs Netting
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	23
Liquidity risk | Greater than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(3,813)	(3,610)
Lease liabilities	(374)	(404)
Cash and cash equivalents	0	0
Financial assets pledged as collateral for liabilities or contingent liabilities		0
Derivative financial instruments	0	0
Net cash (debt) including derivatives related to debt	(4,141)	(4,014)
Future interest commitments related to debt and financing	(111)	(98)
Future interest commitments related to leases	(135)	(179)
Trade payables (excluding accruals)	0	0
Other financial liabilities (including accruals)	0	0
Put option liability		0
Trade receivables	0	0
Other financial assets	0	0
Net financial liabilities	(4,387)	(4,291)
Liquidity risk | Greater than 5 years | Deferred Financing Costs Netting
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	$ 47

[1]	Re-presented for discontinued operations (see note A.4.).
[2]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.